Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash And Cash Equivalents

	2021	2020
(in $ millions)	$	$
Short-term deposits	594	287
Cash at banks and on hand	4,397	1,886
Cash and cash equivalents in the statement of financial position	4,991	2,173
Restricted cash	(153)	(169)
Cash and cash equivalents in the statement of cash flows	4,838	2,004